IFRSs not yet adopted (Details) € in Billions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure Of Ifrs Not Yet Adopted [Line Items]
Future minimum lease payments under non-cancellable operating leases	€ 4.0
- Recognition of the shares of leases related to followers	2.0
- Effect of discounting	(1.5)
Extension options	1.2
- Other changes	0.1
Lease liability	€ 5.8